LEASES - Lease Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 207,508	$ 48,784
Variable lease cost	16,103	3,664
Total lease cost	$ 223,611	$ 52,448